CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,223,333)	$ (27,031,599)	$ (29,705,669)	$ (5,903,982)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	4,748	16,854	33,888	30,248
Bad debt expense	12,250		25,750	59,750
Termination of licensing agreement				132,804
Non cash interest		9,363,244	9,363,244	66,874
Amortization of debt discount	759,587	710,658	1,461,054	748,840
Common stock issued in connection with loan extension				17,970
Stock based compensation	605,210	355,979	830,788	582,348
Gain on settlement of debt		(285,924)	(296,592)
Change in fair value of option modifications				53,858
Change in fair value of derivative liabilities		15,897,993	15,962,822	2,673,948
Changes in operating assets and liabilities:
Accounts receivable	(18,300)	(51,750)	(55,700)	(32,000)
Prepaid expenses and other current assets	12,071	1,466	(4,810)	(5,996)
Security deposit			4,212	(12,300)
Accounts payable and accrued expenses	25,696	(89,040)	548,189	(42,740)
Settlement payable	(15,000)	(270,000)	(300,000)	65,000
Deferred revenue	(117,698)	(277,521)	(407,571)	(434,022)
Net cash used in operating activities	(954,769)	(1,659,640)	(2,540,395)	(1,999,400)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(29,563)		(2,970)	(22,594)
Payment for intellectual property				(305,647)
Net cash used in investing activities	(29,563)		(2,970)	(328,241)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	150,000	940,000	940,000	100,000
Proceeds from common stock subscriptions	1,150,000
Proceeds from notes payable	250,000
Proceeds from convertible notes payable		1,660,000	1,660,000	2,714,448
Repayments of notes payable		(187,748)	(187,748)	(564,412)
Net cash provided by financing activities	1,550,000	2,412,252	2,412,252	2,250,036
Net decrease in cash and restricted cash	565,668	752,612	(131,113)	(77,605)
Cash and restricted cash, beginning of the year	11,342	92,455	92,455	220,060
Cash and restricted cash, end of year	577,010	845,067	11,342	92,455
Supplemental disclosures of cash flow information:
Interest paid		10,507	10,507	106,333
Taxes paid
Non cash financing activities:
Reclassify fair value of debt derivative at payoff of note payable				262,271
Common stock issued in settlement of related party accounts payable				80,433
Common stock issued in connection with issuance of convertible notes payable				30,000
Reclassify fair value of debt derivative at note modification		30,806,073	30,806,073
Common stock issued in settlement of convertible notes payable			$ 220,000
Common stock issued in connection with issuance of notes payable	25,500	220,000
Reclassify fair value of warrant liability upon adoption of ASC 2017-11	$ 175,975